Other gains - net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other gains - net [abstract]
Net gains/(losses) on disposal of land, property, plant and equipment	¥ (1,212)	¥ 158,551	¥ 172,508
Gains from structured deposits	114,283	85,444	19,811
Gains/(losses) from disposal of subsidiaries	0	(60,951)	1,622
Net foreign exchange (losses)/gains	12,248	2,648	(31,770)
Net gains/(losses) on foreign exchange option contracts	(376)	(12,315)	14,519
Losses on sale of FVOCI	(9,513)	(19,513)	0
Other gains - net	¥ 115,430	¥ 153,864	¥ 176,690